Schedule of Deferred Tax Assets And Liabilities (Details)	Dec. 31, 2023 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Stock options	$ 37,671
Transaction Costs	598,843
Net operating loss	812,769
Total deferred tax asset	1,449,283
Net deferred tax assets	1,449,283
Valuation allowance	(1,449,283)
Net deferred tax assets (liability)
Domestic Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Stock options	37,671
Transaction Costs	598,843
Net operating loss	561,788
Total deferred tax asset	1,198,302
Net deferred tax assets	1,198,302
Valuation allowance	(1,198,302)
Net deferred tax assets (liability)
Foreign Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Stock options
Net operating loss	250,981
Total deferred tax asset	250,981
Net deferred tax assets	250,981
Valuation allowance	(250,981)
Net deferred tax assets (liability)